Financial Instruments and Risk Management - Financial Instruments at Fair Value (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [Line Items]
Net amounts for pay-floating (receive-fixed) interest rate swaps for which net cash flows are exchanged	$ (14)	$ 0
Hedge of net investment(3)(4)	(846)	(584)
Derivative financial liabilities	780	652
Trading inventories measured at fair value less costs to sell	200	237
Derivatives | Natural gas(1) | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	(9)	(13)
Derivatives | Natural gas(1) | FVTPL, held-for-trading
Disclosure Of Financial Assets And Liabilities [Line Items]
Increase (decrease) in financial assets	(10)	(3)
Trading inventories measured at fair value less costs to sell	15	5
Derivatives | Crude oil(2) | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	89	(57)
Derivatives | Crude oil(2) | FVTPL, held-for-trading
Disclosure Of Financial Assets And Liabilities [Line Items]
Increase (decrease) in financial assets	67	5
Trading inventories measured at fair value less costs to sell	185	232
Derivatives | Foreign currency forwards | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	(1)	1
Other financial assets | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	1	1
Financial liabilities at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	5,500	5,200
Financial liabilities, at fair value	$ 5,700	$ 5,600